Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share	$ 0.01	$ 0.01
Total number of authorized shares	200,000,000	200,000,000
Total number of fully paid-in issued shares	7,501,500	7,501,400
Total number of fully paid-in outstanding shares	7,501,500	7,501,400
Total share capital	$ 150,000,000
WISeKey Semiconductors SAS
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share		$ 0.00
Total number of authorized shares		100
Total number of fully paid-in issued shares		100
Total number of fully paid-in outstanding shares		100
Total share capital		$ 149,999,000
F Share
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share	$ 0.05	$ 0.05
Share capital (in USD)	$ 74,985
Total number of authorized shares	10,000,000	10,000,000
Total number of fully paid-in issued shares	1,499,700	1,499,700
Total number of fully paid-in outstanding shares	1,499,700	1,499,700
F Share | WISeKey Semiconductors SAS
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share	$ 0.05
Share capital (in USD)		$ 74,985
Total number of authorized shares		10,000,000
Total number of fully paid-in issued shares		1,499,700
Total number of fully paid-in outstanding shares		1,499,700
Common Stock
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share	$ 0.01
Share capital (in USD)	$ 75,015
Total number of authorized shares	200,000,000
Total number of fully paid-in issued shares	7,501,500
Total number of fully paid-in outstanding shares	7,501,500
Common Stock | WISeKey Semiconductors SAS
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share		$ 0.01
Share capital (in USD)		$ 75,014
Total number of authorized shares		200,000,000
Total number of fully paid-in issued shares		7,501,400
Total number of fully paid-in outstanding shares		7,501,400